Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
April 30, 2023
EDT-NPRT1-0623
1.950996.110
Common Stocks - 95.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Entertainment - 1.8%
Activision Blizzard, Inc.	2,214,300	172,073,253
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	1,234,420	132,502,643
Media - 3.0%
Comcast Corp. Class A	6,823,304	282,280,086
TOTAL COMMUNICATION SERVICES		586,855,982
CONSUMER DISCRETIONARY - 2.4%
Broadline Retail - 0.2%
eBay, Inc.	412,700	19,161,661
Diversified Consumer Services - 1.3%
H&R Block, Inc. (b)	3,562,445	120,802,510
Specialty Retail - 0.9%
Ross Stores, Inc.	813,200	86,792,836
TOTAL CONSUMER DISCRETIONARY		226,757,007
CONSUMER STAPLES - 10.0%
Beverages - 1.3%
Coca-Cola European Partners PLC	1,812,100	116,826,087
Consumer Staples Distribution & Retail - 2.1%
Dollar General Corp.	523,839	116,009,385
U.S. Foods Holding Corp. (a)	2,126,430	81,654,912
		197,664,297
Food Products - 2.9%
Mondelez International, Inc.	2,599,400	199,425,968
Tyson Foods, Inc. Class A	1,192,600	74,525,574
		273,951,542
Household Products - 2.8%
Procter & Gamble Co.	867,500	135,659,650
Reckitt Benckiser Group PLC	923,000	74,587,461
The Clorox Co.	322,300	53,379,326
		263,626,437
Personal Care Products - 0.9%
Haleon PLC	12,501,500	54,965,328
Unilever PLC sponsored ADR	568,800	31,585,464
		86,550,792
TOTAL CONSUMER STAPLES		938,619,155
ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Antero Resources Corp. (a)	1,278,800	29,399,612
ConocoPhillips Co.	1,156,400	118,981,996
Dynagas LNG Partners LP (a)	994,300	2,664,724
Equinor ASA sponsored ADR	2,255,600	64,825,944
Exxon Mobil Corp.	4,095,000	484,602,299
Occidental Petroleum Corp.	1,209,900	74,445,147
Ovintiv, Inc.	1,039,600	37,508,768
Parex Resources, Inc.	4,019,369	81,612,607
		894,041,097
FINANCIALS - 22.9%
Banks - 9.6%
Bank of America Corp.	6,696,800	196,082,304
Cullen/Frost Bankers, Inc.	205,600	22,667,400
JPMorgan Chase & Co.	1,852,100	256,034,304
M&T Bank Corp.	811,944	102,142,555
PNC Financial Services Group, Inc.	822,900	107,182,725
U.S. Bancorp	2,016,700	69,132,476
Wells Fargo & Co.	3,754,300	149,233,425
		902,475,189
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	463,531	66,924,606
BlackRock, Inc. Class A	209,100	140,347,920
Invesco Ltd.	767,324	13,144,260
Northern Trust Corp.	639,700	49,998,952
		270,415,738
Financial Services - 5.0%
Berkshire Hathaway, Inc. Class B (a)	1,440,866	473,396,524
Insurance - 5.4%
Chubb Ltd.	949,439	191,368,925
The Travelers Companies, Inc.	1,042,170	188,778,674
Willis Towers Watson PLC	547,700	126,847,320
		506,994,919
TOTAL FINANCIALS		2,153,282,370
HEALTH CARE - 18.6%
Biotechnology - 1.8%
Regeneron Pharmaceuticals, Inc. (a)	63,000	50,512,770
Vertex Pharmaceuticals, Inc. (a)	351,800	119,868,814
		170,381,584
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	422,900	20,163,872
Health Care Providers & Services - 9.4%
Centene Corp. (a)	3,159,503	217,784,542
Cigna Group	820,207	207,750,231
Elevance Health, Inc.	289,926	135,873,820
Humana, Inc.	262,122	139,053,100
UnitedHealth Group, Inc.	370,944	182,537,833
		882,999,526
Pharmaceuticals - 7.2%
AstraZeneca PLC sponsored ADR	2,202,554	161,271,004
Bristol-Myers Squibb Co.	3,278,848	218,928,681
Roche Holding AG (participation certificate)	393,719	123,289,249
Sanofi SA sponsored ADR	3,088,978	165,723,670
		669,212,604
TOTAL HEALTH CARE		1,742,757,586
INDUSTRIALS - 7.3%
Aerospace & Defense - 3.8%
Airbus Group NV (b)	362,600	50,776,555
L3Harris Technologies, Inc.	389,100	75,932,865
Lockheed Martin Corp.	205,300	95,351,585
Northrop Grumman Corp.	302,400	139,488,048
		361,549,053
Air Freight & Logistics - 0.3%
Deutsche Post AG	622,300	29,932,379
Electrical Equipment - 1.1%
Eaton Corp. PLC	118,700	19,837,144
Regal Rexnord Corp.	612,300	79,696,968
		99,534,112
Industrial Conglomerates - 0.8%
Siemens AG	445,000	73,350,346
Machinery - 0.7%
Crane Co.	79,700	5,743,979
Crane Nxt Co.	79,700	3,774,592
Oshkosh Corp.	171,100	13,092,572
Pentair PLC	704,000	40,888,320
		63,499,463
Professional Services - 0.6%
Maximus, Inc.	674,200	56,396,830
TOTAL INDUSTRIALS		684,262,183
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	3,563,475	168,374,194
IT Services - 2.1%
Amdocs Ltd.	1,170,938	106,848,093
Capgemini SA	275,400	50,041,092
Cognizant Technology Solutions Corp. Class A	675,079	40,308,967
		197,198,152
Software - 1.2%
Aspen Technology, Inc.	19,295	3,415,215
Gen Digital, Inc.	3,588,128	63,402,222
Open Text Corp. (b)	1,167,300	44,228,997
		111,046,434
TOTAL INFORMATION TECHNOLOGY		476,618,780
MATERIALS - 2.3%
Chemicals - 1.3%
DuPont de Nemours, Inc.	1,764,595	123,027,563
Metals & Mining - 1.0%
Lundin Mining Corp.	8,692,200	66,401,646
Newmont Corp.	532,329	25,232,395
		91,634,041
TOTAL MATERIALS		214,661,604
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	649,072	49,757,860
UTILITIES - 10.5%
Electric Utilities - 7.9%
Constellation Energy Corp.	905,901	70,116,737
Edison International	1,346,100	99,072,960
Evergy, Inc.	1,248,300	77,531,913
NextEra Energy, Inc.	1,187,700	91,013,451
PG&E Corp. (a)	14,431,300	246,919,543
Portland General Electric Co. (b)	912,500	46,190,750
Southern Co.	1,554,676	114,346,420
		745,191,774
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	2,692,900	63,714,014
Multi-Utilities - 1.9%
Dominion Energy, Inc.	1,875,300	107,154,642
National Grid PLC	4,759,800	68,245,657
		175,400,299
TOTAL UTILITIES		984,306,087
TOTAL COMMON STOCKS (Cost $7,223,720,920)		8,951,919,711

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%	188,872	4,472,489
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	2,643,260	110,544,956
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $108,823,041)		115,017,445

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $35,127,136)	30,363,145	11,851,100

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	278,911,621	278,967,403
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	115,890,101	115,901,690
TOTAL MONEY MARKET FUNDS (Cost $394,869,093)		394,869,093

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $7,762,540,190)	9,473,657,349
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(79,797,889)
NET ASSETS - 100.0%	9,393,859,460

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,851,100 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	35,127,136

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	134,700,535	1,519,318,836	1,375,051,968	2,608,237	-	-	278,967,403	0.7%
Fidelity Securities Lending Cash Central Fund 4.88%	20,631,250	154,651,330	59,380,890	10,652	-	-	115,901,690	0.4%
Total	155,331,785	1,673,970,166	1,434,432,858	2,618,889	-	-	394,869,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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